Trade receivables and others (Details) € in Thousands		1 Months Ended		12 Months Ended
	Aug. 31, 2022 loan	Jul. 31, 2024 EUR (€)	Feb. 29, 2024 EUR (€)	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2023 loan	Dec. 31, 2023 loan_agreement
Disclosure of financial assets [Line Items]
Other receivables				€ 89	€ 104	€ 61
Research tax credit				0	29,755	25,904
Other tax credits				24	360	361
Prepaid expenses				2,820	5,693	4,672
VAT refund				880	1,037	1,614
Trade account receivables				650	15,233	3,080
Prepayments made to suppliers				509	3,374	2,652
Receivables and others - current				4,972	55,557	38,345
Prepayments made to suppliers				1,362	0	0
Research tax credit				7,464	9,800	13,018
Prepaid expenses				502	754	1,081
Receivables and others - non-current				9,328	10,554	14,099
Trade receivables and others				€ 14,300	66,111	52,445
Income from research tax credit 2019			€ 16,737
Income from research tax credit 2020		€ 12,755
Income from research tax credit 2021						€ 10,302
Income from research tax credit 2022					9,167
Proportion of nominal value deconsolidated receivables, CIR 2023				95.00%
Withholding rate realized by CIR				5.00%
CIR retention, maturity				3 years
Withholding tax - CIR reclassified under non-current financial assets				€ 490
Impairment loss recognised in profit or loss, trade receivables				0
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables				15,000
2015 monalizumab agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables					1,775
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables				€ 644	€ 1,303
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2			2		2	2	2
Borrowing, maturity	5 years				5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses				€ 754	€ 1,005	€ 1,256